Variable Interest Entities - Narrative (Details) - USD ($)	3 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Variable Interest Entity [Line Items]
Participation interest liability		$ 14,000,000
Assets, Level 1 to Level 2 transfers		0	$ 0
Liabilities, Level 1 to Level 2 transfers		0	0
Assets, Level 2 to Level 1 transfers		0	0
Liabilities, Level 2 to Level 1 transfers		0	0
Variable Interest Entities
Variable Interest Entity [Line Items]
Trading securities, unrealized holding loss included in income statement		78,000,000	23,000,000	$ 74,000,000
Assets, Level 1 to Level 2 transfers		0	0
Liabilities, Level 1 to Level 2 transfers		0	0
Assets, Level 2 to Level 1 transfers		0	0
Liabilities, Level 2 to Level 1 transfers		0	0
NCL LLC | Variable Interest Entities
Variable Interest Entity [Line Items]
Membership interest in NCL LLC	100.00%
CMBS-I and CMBS-II | Variable Interest Entities
Variable Interest Entity [Line Items]
Repayments of borrowings under repurchase agreements	$ 500,000,000
CMBS return of capital	$ 167,000,000
Borrowings outstanding under repurchase agreements			$ 500,000,000
Weighted average interest rate			3.20%
Weighted Average | Variable Interest Entities
Variable Interest Entity [Line Items]
Discount rate			34.00%
Caesars Entertainment Corporation | CoInvest VI | Variable Interest Entities
Variable Interest Entity [Line Items]
CEC shares owed to debtors		27,000,000
Caesars Acquisition Company | CoInvest VI | Variable Interest Entities
Variable Interest Entity [Line Items]
Equity investments		45,000,000
Carrying Value | Variable Interest Entities
Variable Interest Entity [Line Items]
Borrowings outstanding under repurchase agreements			$ 500,000,000
Investment Funds
Variable Interest Entity [Line Items]
Investment funds		$ 11,000,000	$ 18,000,000